Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Summary of the components of accrued expenses
The following table depicts the components of our accrued expenses as of December 31, 2017 and 2016:

	At December 31,
In thousands of U.S. dollars	2017	2016
Scorpio Commercial Management S.A.M. (SCM)	$5	$53
	5	53

Suppliers	16,594	5,745
Accrued interest	13,078	11,216
Accrued short-term employee benefits	2,325	5,487
Accrued transaction costs relating to the Merger	34	—
Other accrued expenses	802	523
	$32,838	$23,024